Current Income Tax Assets - Summary of Current Income Tax Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Tax Advances	$ 40,089	$ 145,378
Minimum Notional Income Tax – Tax Credit	414	637
Total	$ 40,503	$ 146,015